Pledged Assets (Details) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Cash and Cash Equivalents [Member] USD ($)	Mar. 31, 2011 Cash and Cash Equivalents [Member] JPY (¥)	Mar. 31, 2011 Other current assets [Member] USD ($)	Mar. 31, 2011 Other current assets [Member] JPY (¥)	Mar. 31, 2011 Guarantees for debt [Member] USD ($)	Mar. 31, 2011 Guarantees for debt [Member] JPY (¥)
Assets pledged as collateral for long term debt and guarantees for debt
Assets pledged as collateral for long term debt and guarantees for debt	$ 31,036	¥ 2,576,000	$ 24	¥ 2,000	$ 31,012	¥ 2,574,000	$ 31,036	¥ 2,576,000